CSMC 2021-RPL2 Trust ABS-15G

Exhibit 99.9

January 18, 2021

Due Diligence Narrative Report for:

CSMC 2021-RPL2

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

Between December 2020 and January 2021, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 2,476 mortgage loans. The Due Diligence for these loans took place between December 2020 and January 11, 2021. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	2,476
Servicer Comment History Review	2,476
Title/Tax/Lien Review	1,008

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end and delinquency status as of 11/30/202 using the MBA methodology.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

  Address Variation
  Applicant in Title
  No Open Mortgage
  Delinquent/Unpaid Taxes
  Priority Liens
  Tax Liens
  Whether Subject mortgage was on title
  Potential Assignment Chain issues
  Whether mortgage was in a Super Lien State
  Whether subject mortgage was in 1st Lien Position

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 2,476 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2021-RPL2 CASHFLOW R 01122021.xlsx” file. In the case of 1,468 of these loans, the pay history review was limited to three months of payment data.

The results of this review are:

●	Per MBA methodology, all but two (2) loans were performing as of 11/30/2020.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 2,476 loans and reported any pertinent information based on comment history in “CSMC 2021-RPL2 CH REVIEW R 01122021.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 1,008 mortgage loans and reported to our client in “CSMC 2021-RPL2 Master Title R 01122021.xlsx” the following potential exceptions:

●	50 loans had address variations
●	89 loans showed applicant was not on title
●	1 loan showed no mortgage found
●	130 loans had delinquent or unpaid taxes
●	4 loans had liens other than HOA or municipal prior to mortgage
●	66 loans had municipal liens
●	24 loans had HOA liens
●	30 loans had federal tax liens
●	37 loans had state tax liens
●	0 loans had subject mortgage not on title
●	34 loans had potential assignment chain issues
●	449 loans in a super lien state
●	45 loans showed mortgage not found in first lien position

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com